GRIFFIN INSTITUTIONAL ACCESS CREDIT FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

March 31, 2019 (Unaudited)

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
BANK LOANS (58.14%)(a)

1011778 BC ULC, First Lien B-3 Term Loan	USD	1M US L + 2.25%	02/16/24	95,654	$94,298
10945048 Canada, Inc., Second Lien Term Loan (b)	CAD	3M CDOR + 8.25%	09/21/26	3,020,000	2,209,039
Acosta, Inc., First Lien Tranche B-1 Term Loan	USD	1M US L + 3.25%	09/26/21	105,750	49,822
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	07/23/21	368,252	314,338
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	10/31/25	316,093	351,502
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan	USD	3M US L + 3.25%	10/31/25	71,431	70,449
Aimbridge Acquisition Co., Inc., First Lien Initial Term Loan	USD	1M US L + 3.75%	02/02/26	1,285,622	1,285,622
Albertson's LLC, First Lien 2018 B-7 Term Loan	USD	1M US L + 3.00%	11/17/25	299,992	296,648
Alliant Holdings Intermediate LLC, First Lien 2018 Initial Term Loan	USD	1M US L + 2.75%	05/09/25	1,053,691	1,015,664
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan Tranche 1(c)	USD	3M US L + 1.50%	06/16/25	99,355	98,858
AMCP Clean Acquisition Co. LLC, First Lien Delayed Draw Term Loan Tranche 2	USD	3M US L + 4.25%	06/16/25	63,742	63,423
AMCP Clean Acquisition Co. LLC, First Lien Term Loan	USD	3M US L + 4.25%	06/16/25	675,133	671,757
Ancestry.com Operations, Inc., First Lien Term Loan	USD	1M US L + 3.25%	10/19/23	712,668	709,996
AppLovin Corp., First Lien Initial Term Loan	USD	1M US L + 3.75%	08/15/25	594,316	593,573
AqGen Ascensus, Inc., First Lien Replacement Term Loan (d)	USD	3M US L + 4.00%	12/05/22	1,771,511	1,769,297
Aristocrat Leisure, Ltd., First Lien B-3 Term Loan	USD	3M US L + 1.75%	10/19/24	158,073	155,405
Ascena Retail Group, Inc., First Lien Tranche B Term Loan	USD	1M US L + 4.50%	08/21/22	787,544	691,563
Ascend Performance Materials Operations LLC, First Lien B Term Loan	USD	1M US L + 5.25%	08/12/22	224,709	225,130
ASK Chemicals GmbH, First Lien Facility B Term Loan (d)	EUR	EUR L + 5.50%	05/12/23	1,000,000	1,102,120
ASP MCS Acquisition Corp., First Lien Initial Term Loan	USD	1M US L + 4.75%	05/20/24	421,451	342,429
ASP Unifrax Holdings, Inc., First Lien EUR Term Loan (d)	EUR	EUR L + 3.75%	12/12/25	615,277	654,818
ASP Unifrax Holdings, Inc., Second Lien Term Loan	USD	3M US L + 8.50%	12/14/26	917,431	878,441
Asurion LLC, First Lien Amendment No. 14 Replacement B-4 Term Loan	USD	1M US L + 3.00%	08/04/22	435,578	433,588
Asurion LLC, First Lien Replacement B-6 Term Loan	USD	1M US L + 3.00%	11/03/23	197,206	197,125
Asurion LLC, Second Lien Replacement B-2 Term Loan	USD	1M US L + 6.50%	08/04/25	1,085,308	1,102,829
Auris Luxembourg III S.a r.l., First Lien Facility B1A Term Loan	EUR	3M EUR L + 4.00%, 0.00% Floor	02/27/26	795,720	898,097
AutoData, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	12/13/24	744,370	733,205
AutoData, Inc., Second Lien Initial Term Loan	USD	1M US L + 7.25%	12/12/25	379,277	377,855
Baring Private Equity Asia VI Holding, Ltd., First Lien Initial Dollar Term Loan	USD	1M US L + 3.00%	10/26/22	84,946	83,672
Bausch Health Companies, Inc., First Lien First Incremental Term Loan	USD	1M US L + 2.75%	11/27/25	1,385,994	1,371,815
BioClinica Holding I LP, First Lien Initial Term Loan	USD	3M US L + 4.25%	10/20/23	578,482	521,357
BlackBrush Oil & Gas LP, First Lien Closing Date Term Loan	USD	3M US L + 8.00%	02/09/24	2,151,724	2,092,552
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.75%	07/31/25	905,887	905,448
Brookfield WEC Holdings, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.75%	08/03/26	363,427	365,153
BWAY Holding Co., First Lien Initial Term Loan	USD	3M US L + 3.25%	04/03/24	1,023,367	1,000,981
C&D Technologies, Inc., First Lien B Term Loan	USD	1M US L + 5.75%	12/20/25	448,068	416,704

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Cabot Microelectronics Corp., First Lien Initial Term Loan	USD	1M US L + 2.25%	11/14/25	291,455	$291,090
California Resources Corp., First Lien Term Loan	USD	1M US L + 10.38%	12/31/21	400,000	422,752
Camelot U.S. Acquisition 1 Co., First Lien New Term Loan	USD	1M US L + 3.25%	10/03/23	242,352	241,417
Carbonite, Inc., First Lien Initial Term Loan (d)	USD	L + 3.75%	03/26/26	298,226	298,413
Catalina Marketing Corp., First Lien First-Out Term Loan	USD	1M US L + 7.50%	02/15/23	63,683	57,315
CB Poly Investments LLC, First Lien Closing Date Term Loan	USD	1M US L + 3.75%	08/16/23	843,114	842,060
Checkout Holding Corp., First Lien Term Loan (e)	USD	1M US L + 10.50%	08/15/23	77,675	58,645
Chip Holdco, Ltd., First Lien B Term Loan (b)	USD	3M US L + 5.00%	07/11/25	961,318	939,688
CMI Marketing, Inc., First Lien Initial Term Loan (b)	USD	1M US L + 4.75%	05/24/24	873,400	873,400
CMI Marketing, Inc., First Lien Revolving Term Loan Tranche 1(b)(c)	USD	3M US L + 0.05%	05/24/23	117,542	117,542
CMI Marketing, Inc., First Lien Revolving Term Loan Tranche 2(b)	USD	3M US L + 4.75%	05/24/23	2,458	2,458
Comet Bidco, Ltd., First Lien Facility B Term Loan	GBP	1M GBP L + 5.00%	09/30/24	469,565	594,388
Comet Bidco, Ltd., First Lien Facility B2 Term Loan	USD	3M US L + 5.00%	09/30/24	362,553	354,396
Commercial Vehicle Group, Inc., First Lien Initial Term Loan	USD	1M US L + 6.00%	04/12/23	238,964	237,769
Compass III, Ltd., First Lien Facility B2 Term Loan	EUR	6M EUR L + 4.50%, 0.00% Floor	05/09/25	671,493	752,385
Concentra, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.50%	06/01/23	953,025	957,395
CPG International LLC, First Lien New Term Loan	USD	3M US L + 3.75%	05/05/24	389,695	386,772
Crown Subsea Communications Holding, Inc., First Lien Initial Term Loan	USD	1M US L + 6.00%	11/02/25	267,066	264,395
CSC Holdings LLC, First Lien February 2019 Incremental Term Loan	USD	3M US L + 3.00%	04/15/27	814,124	811,836
CVS Holdings I LP, Second Lien Initial Term Loan	USD	1M US L + 6.75%	02/06/26	112,634	110,663
DAE Aviation Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.75%	07/07/22	649,517	651,144
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan	USD	3M US L + 6.00%	06/15/23	624,252	630,884
DiscoverOrg LLC, Second Lien Initial Term Loan	USD	3M US L + 8.50%	02/01/27	1,285,714	1,288,929
Drilling Info Holdings, Inc., First Lien Delayed Draw Term Loan (c)	USD	3M US L + 2.00%	07/30/25	5,070	5,051
Drilling Info Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 4.25%	07/30/25	1,428,473	1,423,116
Ducommun, Inc., First Lien B Term Loan	USD	3M US L + 4.00%	11/21/25	359,397	363,855
DXP Enterprises, Inc., First Lien Initial Term Loan	USD	1M US L + 4.75%	08/29/23	52,918	52,786
Dynasty Acquisition Co., Inc., First Lien B Term Loan (d)	USD	L + 4.00%	01/23/26	289,447	289,949
Dynasty Acquisition Co., Inc., First Lien Initial B-1 Term Loan (d)	USD	L + 4.00%	01/23/26	538,371	539,305
Envision Healthcare Corp., First Lien Initial Term Loan	USD	1M US L + 3.75%	10/10/25	561,094	526,261
Epicor Software Corp., First Lien B Term Loan	USD	1M US L + 3.25%	06/01/22	452,824	448,329
Everest Bidco SAS, First Lien Facility B Term Loan	EUR	3M EUR L + 4.00%, 0.00% Floor	07/04/25	303,237	339,307
Everest Bidco SAS, Second Lien Term Loan (b)	GBP	3M GBP L + 7.50%	07/03/26	378,378	478,035
EXC Holdings III Corp., First Lien 2019 Additional USD Term Loan	USD	3M US L + 3.50%	12/02/24	359,983	352,784
EXC Holdings III Corp., First Lien Initial USD Term Loan	USD	3M US L + 3.50%	12/02/24	377,774	376,593
Excelitas Technologies Corp., First Lien Initial Euro Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	12/02/24	22,539	25,231
Excelitas Technologies Corp., Second Lien Initial Term Loan	USD	3M US L + 7.50%	12/01/25	1,143,183	1,146,041
Eyemart Express LLC, First Lien Term Loan	USD	1M US L + 3.00%	08/04/24	247,487	245,477
Filtration Group Corp., First Lien Initial Euro Term Loan	EUR	3M EUR L + 3.50%, 0.00% Floor	03/29/25	237,494	267,742

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
First Data Corp., First Lien 2024A New Dollar Term Loan	USD	1M US L + 2.00%	04/26/24	500,000	$499,118
Flex Acquisition Co., Inc., First Lien Initial Term Loan	USD	3M US L + 3.00%	12/29/23	1,228,896	1,193,307
Forming Machining Industries Holdings LLC, First Lien Initial Term Loan	USD	3M US L + 4.25%	10/09/25	699,354	674,877
Forming Machining Industries Holdings LLC, Second Lien Initial Term Loan	USD	3M US L + 8.25%	10/05/26	310,000	299,150
Frontier Communications Corp., First Lien B-1 Term Loan	USD	1M US L + 3.75%	06/15/24	1,543,550	1,510,750
Gamma Infrastructure III B.V., First Lien Facility B Term Loan	EUR	6M EUR L + 3.50%, 0.00% Floor	01/09/25	186,957	205,525
Genuine Financial Holdings LLC, First Lien Initial Term Loan	USD	1M US L + 3.75%	07/11/25	497,500	492,838
Genworth Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 4.50%	03/07/23	49,313	49,406
Getty Images, Inc., First Lien Initial Dollar Term Loan	USD	1M US L + 4.50%	02/19/26	286,338	284,683
Getty Images, Inc., First Lien Initial Euro Term Loan (d)	EUR	EUR L + 5.00%	02/19/26	312,066	346,012
GOBP Holdings, Inc., First Lien Initial Term Loan	USD	3M US L + 3.75%	10/22/25	244,257	242,486
Grammer Purchaser, Inc., First Lien Revolving Term Loan Tranche 1(b)(c)	USD	3M US L + 0.50%	09/30/24	86,850	85,547
Grammer Purchaser, Inc., First Lien Revolving Term Loan Tranche 2(b)	USD	3M US L + 4.75%	09/30/24	3,150	3,103
Grammer Purchaser, Inc., First Lien Term Loan (b)	USD	1M US L + 4.75%	09/30/24	852,046	839,266
Greeneden U.S. Holdings I LLC, First Lien Tranche B-3 Dollar Term Loan	USD	1M US L + 3.25%	12/01/23	997,475	986,627
GTT Communications BV, First Lien Closing Date EMEA Term Loan	EUR	1M EUR L + 3.25%, 0.00% Floor	05/31/25	422,163	461,249
GTT Communications, Inc., First Lien Closing Date U.S. Term Loan	USD	1M US L + 2.75%	05/31/25	497,494	470,194
Hargray Communications Group, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	05/16/24	245,625	242,631
Hayward Industries, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	08/05/24	584,675	574,627
H-Food Holdings LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	05/23/25	800,852	781,232
HNVR Holdco, Ltd., First Lien B Term Loan (d)	EUR	EUR L + 4.50%	09/12/25	1,353,619	1,526,964
Horizon Telcom, Inc., First Lien Delayed Draw Term Loan (b)(c)	USD	3M US L + 0.50%	06/15/23	86,897	85,593
Horizon Telcom, Inc., First Lien Revolving Term Loan Tranche 1(b)(c)	USD	1M US L + 0.50%	06/15/23	35,917	35,378
Horizon Telcom, Inc., First Lien Revolving Term Loan Tranche 2(b)	USD	1M US L + 4.50%	06/15/23	22,014	21,684
Horizon Telcom, Inc., First Lien Term Loan (b)	USD	1M US L + 4.50%	06/15/23	691,697	681,321
HUB International, Ltd., First Lien Initial Term Loan	USD	3M US L + 2.75%	04/25/25	682,554	661,296
Infinite Electronics International, Inc., First Lien B-2 Term Loan	USD	1M US L + 4.00%	07/02/25	1,665,180	1,640,202
Infinite Electronics International, Inc., Second Lien B-1 Term Loan (b)	USD	1M US L + 8.00%	07/02/26	240,000	235,200
Intelsat Jackson Holdings S.A., First Lien Tranche B-3 Term Loan	USD	1M US L + 3.75%	11/27/23	177,721	175,332
Intelsat Jackson Holdings SA, First Lien Tranche B-5 Term Loan (f)	USD	6.63%	01/02/24	289,875	290,672
International Entertainment Investments Ltd., First Lien C1 Term Loan (b)	GBP	6M GBP L + 4.75%	05/31/23	619,048	806,279
International Entertainment Investments Ltd., First Lien C2 Term Loan (b)	GBP	3M GBP L + 4.75%	05/31/23	380,952	496,172
IRB Holding Corp., First Lien B Term Loan	USD	1M US L + 3.25%	02/05/25	971,303	948,929
Jaguar Holding Company I LLC, First Lien 2018 Term Loan	USD	1M US L + 2.50%	08/18/22	978,365	970,088
Jazz Acquisition, Inc., First Lien Term Loan	USD	3M US L + 3.50%	06/19/21	1,534,038	1,499,521

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Jazz Acquisition, Inc., Second Lien Term Loan	USD	3M US L + 6.75%	06/19/22	875,000	$822,500
KBR, Inc., First Lien B Term Loan	USD	1M US L + 3.75%	04/25/25	744,375	745,540
Keane Group Holdings LLC, First Lien Initial Term Loan	USD	1M US L + 3.75%	05/25/25	161,050	155,548
Keter Group B.V., First Lien Facility B1 Term Loan (d)	EUR	3M EUR L + 4.25%, 1.00% Floor	10/31/23	258,155	237,702
Keter Group B.V., First Lien Facility B3-A Term Loan (d)	EUR	EUR L + 4.25%	10/31/23	261,131	240,442
KeyW Corp., First Lien Initial Term Loan	USD	1M US L + 4.50%	05/08/24	728,404	731,135
KeyW Corp., Second Lien Initial Term Loan	USD	1M US L + 8.75%	05/08/25	500,000	490,625
Klockner Pentaplast of America, Inc., First Lien Euro Term Loan (d)	EUR	EUR L + 4.75%	06/30/22	189,191	188,998
K-MAC Holdings Corp., Second Lien Initial Term Loan	USD	1M US L + 6.75%	03/16/26	2,294,013	2,278,516
Kronos Acquisition Intermediate, Inc., First Lien Initial Term Loan	USD	1M US L + 4.00%	05/15/23	1,233,049	1,154,960
Kronos, Inc., First Lien Incremental Term Loan	USD	3M US L + 3.00%	11/01/23	813,719	807,560
Lakeland Tours LLC, First Lien Initial Term Loan	USD	3M US L + 4.00%	12/16/24	894,359	891,005
Logix Holding Co. LLC, First Lien Initial Term Loan	USD	1M US L + 5.75%	12/22/24	341,100	343,658
LTI Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	09/06/25	1,015,518	979,548
LTI Holdings, Inc., Second Lien Initial Term Loan	USD	1M US L + 6.75%	09/06/26	275,478	262,566
MA FinanceCo. LLC, First Lien Tranche B-3 Term Loan	USD	1M US L + 2.50%	06/21/24	128,653	125,630
Mascot Bidco Oy, First Lien Term Loan (d)	EUR	EUR L + 4.50%	02/27/26	620,938	690,735
Masergy Holdings, Inc., First Lien 2017 Replacement Term Loan	USD	3M US L + 3.25%	12/15/23	953,145	934,082
Masergy Holdings, Inc., Second Lien Initial Term Loan	USD	3M US L + 7.50%	12/16/24	462,778	454,679
Mavenir Systems, Inc., First Lien Initial Term Loan	USD	1M US L + 6.00%	05/08/25	242,411	241,653
Mavis Tire Express Services Corp., First Lien Closing Date Term Loan	USD	1M US L + 3.25%	03/20/25	219,366	214,430
Mavis Tire Express Services Corp., First Lien Delayed Draw Term Loan Tranche 1(c)	USD	1M US L + 2.00%	03/20/25	27,850	27,223
Mavis Tire Express Services Corp., First Lien Delayed Draw Term Loan Tranche 2	USD	1M US L + 3.25%	03/20/25	566	553
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan	USD	1M US L + 3.75%	09/13/24	647,948	640,208
MH Sub I LLC, Second Lien Amendment No. 2 Initial Term Loan	USD	1M US L + 7.50%	09/15/25	491,828	485,680
Microchip Technology, Inc., First Lien Initial Term Loan	USD	1M US L + 2.00%	05/29/25	215,937	213,994
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan	USD	3M US L + 2.75%	08/18/21	1,008,314	984,790
Mirion Technologies LLC, First Lien Initial Dollar Term Loan	USD	3M US L + 4.00%	03/08/26	673,552	675,552
Moran Foods LLC, First Lien Term Loan	USD	3M US L + 6.00%	12/05/23	148,130	85,174
MRO Holdings, Inc., First Lien Initial Term Loan	USD	3M US L + 4.75%	10/25/23	751,095	752,507
Murray Energy Corp., First Lien Superpriority B-2 Term Loan (e)	USD	3M US L + 7.25%	10/17/22	1,571,318	1,303,212
National CineMedia LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	06/20/25	70,408	70,012
National Mentor Holdings, Inc., First Lien Initial C Term Loan	USD	1M US L + 4.25%	03/09/26	23,312	23,422
National Mentor Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 4.25%	03/09/26	375,331	377,091
Netsmart Technologies, Inc., First Lien D-1 Term Loan	USD	1M US L + 3.75%	04/19/23	226,546	225,413
New Milani Group LLC, First Lien Term Loan (b)	USD	1M US L + 4.25%	06/06/24	796,000	796,000
NorthRiver Midstream Finance LP, First Lien Initial B Term Loan	USD	3M US L + 3.25%	10/01/25	362,392	361,917
NPC International, Inc., Second Lien Initial Term Loan	USD	1M US L + 7.50%	04/18/25	250,000	217,188
NVA Holdings, Inc., First Lien B-3 Term Loan	USD	1M US L + 2.75%	02/02/25	746,250	723,165
OEConnection LLC, Second Lien Term Loan	USD	1M US L + 8.00%	11/22/25	167,079	165,826
Optiv, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	02/01/24	88,661	84,893

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Oxbow Carbon LLC, First Lien Tranche B Term Loan	USD	1M US L + 3.50%	01/04/23	1,021,703	$1,025,535
Oxbow Carbon LLC, Second Lien Term Loan	USD	1M US L + 7.50%	01/04/24	533,487	536,155
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan	USD	3M US L + 4.00%	06/30/23	734,635	731,880
Packaging Coordinators Midco, Inc., Second Lien Initial Term Loan	USD	3M US L + 8.75%	07/01/24	512,500	511,219
Panther BF Aggregator 2 L P, First Lien B Term Loan (d)	USD	L + 3.50%	03/18/26	551,579	546,057
Parexel International Corp., First Lien Initial Term Loan	USD	1M US L + 2.75%	09/27/24	1,026,504	991,495
Park Place Technologies LLC, Second Lien Initial Term Loan	USD	1M US L + 8.00%	03/29/26	276,817	273,010
Plaskolite PPC Intermediate II LLC, First Lien Initial Term Loan	USD	1M US L + 4.25%	12/15/25	900,030	901,155
Ply Gem Midco, Inc., First Lien Initial Term Loan	USD	3M US L + 3.75%	04/12/25	974,997	937,216
Prairie ECI Acquiror LP, First Lien Initial Term Loan	USD	3M US L + 4.75%	03/11/26	115,206	115,686
Press Ganey Holdings, Inc., First Lien Incremental B-2018 Term Loan	USD	1M US L + 2.75%	10/23/23	545,356	535,302
Prime Security Services Borrower LLC, First Lien December 2018 Incremental B-1 Term Loan	USD	1M US L + 2.75%	05/02/22	64,280	63,718
Pro Mach Group, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	03/07/25	496,241	481,252
Pulsant Acquisitions Ltd., Facility B Term Loan, First Lien Term Loan (b)	GBP	3M GBP L + 5.25%	05/18/23	710,227	906,535
Quidditch Acquisition, Inc., First Lien B Term Loan	USD	1M US L + 7.00%	03/21/25	407,785	411,863
Quimper AB, First Lien Facility B1 Term Loan (d)	EUR	EUR L + 4.25%	02/16/26	956,550	1,074,872
Quimper AB, First Lien Facility B2 Term Loan (d)	EUR	EUR L + 4.25%	02/16/26	46,315	52,044
Rackspace Hosting, Inc., First Lien B Term Loan	USD	3M US L + 3.00%	11/03/23	433,329	406,787
Recorded Books, Inc., First Lien Initial Term Loan	USD	1M US L + 4.50%	08/29/25	138,339	138,512
Research Now Group, Inc., First Lien Initial Term Loan	USD	1M US L + 5.50%	12/20/24	333,546	332,295
RP Crown Parent LLC, First Lien Initial Term Loan	USD	1M US L + 2.75%	10/12/23	220,548	217,999
Safe Fleet Holdings LLC, Second Lien Initial Term Loan	USD	1M US L + 6.75%	02/02/26	667,223	642,202
Savage Enterprises LLC, First Lien Initial Term Loan	USD	1M US L + 4.50%	08/01/25	543,907	545,947
Seattle SpinCo, Inc., First Lien Initial Term Loan	USD	1M US L + 2.50%	06/21/24	868,828	848,410
Sedgwick Holdings, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	12/31/25	538,115	527,969
Sequa Mezzanine Holdings LLC, First Lien Initial Term Loan	USD	3M US L + 5.00%	11/28/21	462,025	453,362
SolarWinds Holdings, Inc., First Lien 2018 Refinancing Term Loan	USD	1M US L + 2.75%	02/05/24	934,722	926,543
Solenis Holdings LLC, First Lien Initial Dollar Term Loan	USD	3M US L + 4.00%	06/26/25	1,493,731	1,473,812
Solenis Holdings LLC, Second Lien Initial Term Loan	USD	3M US L + 8.50%	06/26/26	604,384	581,720
Sophia LP, First Lien B Term Loan	USD	3M US L + 3.25%	09/30/22	945,503	940,974
Soursop, Ltd., First Lien Term Loan (b)	EUR	3M EUR L + 6.00%, 0.25% Floor	11/03/25	432,376	475,318
Soursop, Ltd., Acquisition/Capex Facility Tranche 1(b)(c)	EUR	3M EUR L + 1.20%, 0.25% Floor	11/03/25	1,018,686	1,119,857
Soursop, Ltd., Acquisition/Capex Facility Tranche 2(b)	EUR	3M EUR L + 6.00%, 0.25% Floor	11/03/25	100,749	110,755
Specialty Building Products Holdings LLC, First Lien 2018 Initial Term Loan	USD	1M US L + 5.75%	10/01/25	260,402	255,194
Sprint Communications, Inc., First Lien 2019 Incremental Term Loan	USD	1M US L + 3.00%	02/02/24	758,317	747,890
SRS Distribution, Inc., First Lien Initial Term Loan	USD	1M US L + 3.25%	05/23/25	1,009,630	966,301
Starfruit Finco B.V., First Lien Initial Dollar Term Loan	USD	1M US L + 3.25%	10/01/25	601,495	594,355
STG-Fairway Acquisitions, Inc., First Lien Term Loan	USD	1M US L + 5.25%	06/30/22	1,255,026	1,252,415
Strand Court, Ltd, First Lien A-2 Term Loan (b)	EUR	6M EUR L + 6.75%, 0.50% Floor	10/30/21	604,220	664,228
Strand Court, Ltd., First Lien A-1 Term Loan (b)	EUR	6M EUR L + 6.75%, 0.50% Floor	10/30/21	507,321	557,706

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Tacala Investment Corp., Second Lien Initial Term Loan	USD	1M US L + 7.00%	01/30/26	941,903	$940,255
Technicolor SA, First Lien Euro Term Loan (d)	EUR	3M EUR L + 3.50%, 0.00% Floor	12/06/23	1,836,556	1,865,741
Tecostar Holdings, Inc., First Lien 2017 Term Loan	USD	1M US L + 3.50%	05/01/24	1,115,129	1,110,602
Tempo Acquisition LLC, First Lien Initial Term Loan	USD	1M US L + 3.00%	05/01/24	588,781	584,074
Terminator Bidco AS, First Lien Facility B2 Term Loan (b)	USD	3M US L + 5.00%	06/20/22	1,000,000	980,000
TGG TS Acquisition Company aka, First Lien B Term Loan	USD	3M US L + 6.50%	12/14/25	1,172,453	1,172,453
Thor Industries, Inc., First Lien Initial Euro Term Loan	EUR	1M EUR L + 4.00%, 0.00% Floor	02/01/26	281,544	299,736
Thor Industries, Inc., First Lien Initial USD Term Loan	USD	1M US L + 3.75%	02/01/26	340,938	326,125
Titan Acquisition, Ltd., First Lien Initial Term Loan	USD	1M US L + 3.00%	03/28/25	399,483	372,618
TNS, Inc., First Lien Initial Term Loan	USD	1M US L + 4.00%	08/14/22	247,212	244,802
Toro Private Holdings III, Ltd., First Lien Initial Term Loan (d)	USD	L + 5.00%	03/18/26	561,838	547,090
Toro Private Holdings III, Ltd., Second Lien Term Loan (d)	USD	L + 9.00%	03/18/27	899,835	877,340
Trafalgar Bidco, Ltd., First Lien Term Loan (b)	GBP	1M GBP L + 5.00%	09/11/24	1,502,760	1,908,338
Travelport Finance S.à r.l., First Lien Initial Term Loan	USD	3M US L + 2.50%	03/17/25	207,172	207,167
TRC Companies, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	06/21/24	321,297	318,284
Turbocombustor Technology, Inc., First Lien Initial Term Loan	USD	1M US L + 4.50%	12/02/20	676,290	652,620
Ultra Resources, Inc., First Lien Term Loan	USD	1M US L + 4.00%	04/12/24	806,000	702,985
Uniti Group, Inc., First Lien Shortfall Term Loan (d)	USD	1M US L + 5.00%	10/24/22	948,845	929,076
Unitymedia Hessen GmbH & Co. KG, First Lien Facility C Term Loan	EUR	6M EUR L + 2.75%, 0.00% Floor	01/15/27	246,269	276,310
Univar USA, Inc., First Lien B-4 Term Loan	USD	1M US L + 2.50%	07/01/24	252,636	252,005
Univar USA, Inc., First Lien Euro B-2 Term Loan	EUR	3M EUR L + 2.75%, 0.00% Floor	07/01/24	159,570	179,401
US Anesthesia Partners, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	06/23/24	1,425,139	1,413,203
Verallia Packaging, First Lien Facility B4 Term Loan	EUR	1M EUR L + 2.75%, 0.00% Floor	10/31/22	215,547	239,322
Verallia Packaging, First Lien Facility C Term Loan	EUR	1M EUR L + 2.75%, 0.00% Floor	08/01/25	106,667	118,506
Virgin Media Bristol LLC, First Lien K Facility Term Loan	USD	1M US L + 2.50%	01/15/26	137,770	136,466
Wand Newco 3, Inc., First Lien Initial Term Loan	USD	1M US L + 3.50%	02/05/26	472,922	474,045
WeddingWire, Inc., Second Lien Initial Dollar Term Loan	USD	1M US L + 8.25%	12/21/26	533,333	531,333
Weld North Education LLC, First Lien Initial Term Loan (d)	USD	3M US L + 4.25%	02/15/25	1,175,747	1,168,034
Wheels Up Partners LLC, First Lien A Term Loan	USD	3M US L + 6.50%	03/01/24	328,317	326,265
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan	USD	3M US L + 2.75%	05/18/25	1,526,010	1,452,250
Wilsonart LLC, First Lien Tranche D Term Loan	USD	3M US L + 3.25%	12/19/23	496,212	482,723
Windstream Holdings, Inc. DIP Term Loan (d)	USD	L + 2.50%	03/08/21	233,458	233,604
Windstream Services LLC, First Lien 2016 Tranche B-6 Term Loan	USD	1M US L + 5.00%	03/29/21	622,408	625,617
Wink Holdco, Inc., First Lien Initial Term Loan	USD	1M US L + 3.00%	12/02/24	994,347	965,759
WireCo WorldGroup, Inc., First Lien Initial Term Loan	USD	1M US L + 5.00%	09/29/23	664,163	666,489
WireCo WorldGroup, Inc., Second Lien Initial Term Loan	USD	1M US L + 9.00%	09/30/24	750,000	746,426
WP CPP Holdings LLC, First Lien Initial Term Loan	USD	3M US L + 3.75%	04/30/25	411,973	409,604
WP CPP Holdings LLC, Second Lien Initial Term Loan	USD	3M US L + 7.75%	04/30/26	623,597	620,997
XO Management Holding, Inc., First Lien Initial Term Loan	USD	3M US L + 5.75%	12/06/21	836,362	811,271

			Maturity	Principal	Value
Description	Currency	Rate	Date	Amount	(Note 2)
Ziggo Secured Finance Partnership, First Lien E Facility Term Loan	USD	1M US L + 2.50%	04/15/25	1,095,000	$1,068,080

TOTAL BANK LOANS
(Cost $137,305,843)					135,845,323
CORPORATE BONDS (31.33%)(f)
1011778 BC ULC / New Red Finance, Inc.(g)	USD	5.00%	10/15/25	383,000	379,285
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson's LLC(g)	USD	7.50%	03/15/26	410,000	423,837
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	USD	8.25%	08/01/23	605,000	623,150
Allison Transmission, Inc.(g)	USD	5.88%	06/01/29	711,000	720,776
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., Series WI	USD	7.88%	12/15/24	1,266,000	481,080
Altice Finco SA(g)	USD	7.63%	02/15/25	500,000	456,875
Altice Luxembourg SA(g)	USD	7.63%	02/15/25	300,000	264,000
Altice Luxembourg SA(g)	USD	7.75%	05/15/22	544,000	545,360
Aptim Corp.(g)	USD	7.75%	06/15/25	390,000	303,225
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(g)	USD	6.00%	02/15/25	1,250,000	1,253,125
Ashtead Capital, Inc.(g)	USD	4.13%	08/15/25	269,000	265,638
Avolon Holdings Funding, Ltd.(g)	USD	5.13%	10/01/23	249,000	253,980
Avolon Holdings Funding, Ltd.(g)	USD	5.25%	05/15/24	409,000	422,292
Avolon Holdings Funding, Ltd.(g)	USD	5.50%	01/15/23	76,000	78,280
Banff Merger Sub, Inc.(g)	USD	9.75%	09/01/26	563,000	547,518
Bausch Health Americas, Inc.(g)	USD	8.50%	01/31/27	230,000	244,375
Bausch Health Cos., Inc.(g)	USD	5.75%	08/15/27	115,000	118,163
Bausch Health Cos., Inc.(g)	USD	9.00%	12/15/25	813,000	886,210
Beacon Roofing Supply, Inc.(g)	USD	4.88%	11/01/25	1,250,000	1,192,188
Bombardier, Inc.(g)	USD	6.13%	01/15/23	129,000	131,096
Bombardier, Inc.(g)	USD	7.50%	03/15/25	128,000	132,320
Bombardier, Inc.(g)	USD	7.88%	04/15/27	456,000	470,820
Bruin E&P Partners LLC(g)	USD	8.88%	08/01/23	1,966,000	1,882,444
BWAY Holding Co.(g)	USD	7.25%	04/15/25	750,000	726,090
Caesars Resort Collection LLC / CRC Finco, Inc.(d)(g)	USD	5.25%	10/15/25	1,305,000	1,262,588
CBS Radio, Inc.(g)	USD	7.25%	11/01/24	1,056,000	1,055,999
CCO Holdings LLC / CCO Holdings Capital Corp.(g)	USD	5.00%	02/01/28	596,000	590,785
CDK Global, Inc.	USD	4.88%	06/01/27	291,000	292,091
CDK Global, Inc.	USD	5.88%	06/15/26	116,000	121,800
Centennial Resource Production LLC(g)	USD	6.88%	04/01/27	365,000	369,490
Chaparral Energy, Inc.(g)	USD	8.75%	07/15/23	291,000	200,790
Cincinnati Bell, Inc.(g)	USD	7.00%	07/15/24	392,000	362,827
Cincinnati Bell, Inc.(g)	USD	8.00%	10/15/25	172,000	157,810
Clearway Energy Operating LLC(g)	USD	5.75%	10/15/25	154,000	155,155
CommScope Finance LLC(g)	USD	6.00%	03/01/26	546,000	566,131
Compass Minerals International, Inc.(g)	USD	4.88%	07/15/24	773,000	726,620
Comstock Resources, Inc.(g)	USD	9.75%	08/15/26	365,000	337,625
Core & Main LP(g)	USD	6.13%	08/15/25	240,000	235,872
Coty, Inc.(g)	USD	6.50%	04/15/26	188,000	184,240
Covey Park Energy LLC / Covey Park Finance Corp.(g)	USD	7.50%	05/15/25	358,000	333,728
CPG Merger Sub LLC(g)	USD	8.00%	10/01/21	1,660,000	1,660,000
CSC Holdings LLC(g)	USD	5.38%	02/01/28	328,000	329,640

	Currency	Rate	Maturity	Principal	Value (Note 2)
CORPORATE BONDS (continued)
CSC Holdings LLC(g)	USD	6.50%	02/01/29	386,000	$411,573
CSC Holdings LLC(g)	USD	7.50%	04/01/28	379,000	408,012
Eldorado Resorts, Inc.	USD	6.00%	09/15/26	926,000	944,520
EnPro Industries, Inc.(g)	USD	5.75%	10/15/26	242,000	244,420
Extraction Oil & Gas, Inc.(g)	USD	5.63%	02/01/26	301,000	232,523
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(g)	USD	10.00%	11/30/24	655,000	715,588
GTT Communications, Inc.(g)	USD	7.88%	12/31/24	875,000	770,000
Gulfport Energy Corp.	USD	6.38%	01/15/26	636,000	566,040
HCA, Inc.	USD	5.38%	02/01/25	797,000	846,813
HCA, Inc.	USD	5.38%	09/01/26	154,000	162,470
Intelsat Jackson Holdings SA(g)	USD	8.50%	10/15/24	457,000	446,718
Intelsat Jackson Holdings SA(g)	USD	9.50%	09/30/22	171,000	197,505
IRB Holding Corp.(g)	USD	6.75%	02/15/26	574,000	540,995
KAR Auction Services, Inc.(g)	USD	5.13%	06/01/25	103,000	102,356
Kronos Acquisition Holdings, Inc.(g)	USD	9.00%	08/15/23	1,263,000	1,089,337
Level 3 Financing, Inc.	USD	5.38%	01/15/24	660,000	673,926
Lincoln Financing SARL(a)(d)(g)	EUR	EUR L + 3.88%	04/01/24	930,000	1,043,227
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.(g)	USD	6.00%	08/01/26	375,000	380,625
Manitowoc Co., Inc.(g)	USD	9.00%	04/01/26	546,000	554,190
Match Group, Inc.(g)	USD	5.00%	12/15/27	126,000	127,575
Match Group, Inc.(g)	USD	5.63%	02/15/29	592,000	601,620
Mattel, Inc.(g)	USD	6.75%	12/31/25	802,000	790,973
Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.(g)	USD	8.50%	06/01/26	1,179,000	1,028,677
MDC Partners, Inc.(g)	USD	6.50%	05/01/24	2,086,000	1,736,595
MEDNAX, Inc.(g)	USD	5.25%	12/01/23	500,000	507,500
MEDNAX, Inc.(g)	USD	6.25%	01/15/27	735,000	745,106
Meritor, Inc.	USD	6.25%	02/15/24	563,000	581,298
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.(g)	USD	5.75%	02/01/27	260,000	269,425
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.(g)	USD	7.88%	10/01/22	750,000	710,624
Multi-Color Corp.(g)	USD	4.88%	11/01/25	380,000	393,300
Murray Energy Corp.(e)(g)	USD	9.00% Cash and 3.00% PIK	04/15/24	1,492,547	634,332
National CineMedia LLC	USD	5.75%	08/15/26	802,000	741,850
Neon Holdings, Inc.(g)	USD	10.13%	04/01/26	677,000	692,233
Netflix, Inc.(g)	USD	5.88%	11/15/28	465,000	492,319
Park Aerospace Holdings, Ltd.(g)	USD	5.25%	08/15/22	164,000	168,494
Park Aerospace Holdings, Ltd.(g)	USD	5.50%	02/15/24	1,000,000	1,040,000
Parsley Energy LLC / Parsley Finance Corp.(g)	USD	5.38%	01/15/25	760,000	763,800
Party City Holdings, Inc.(g)	USD	6.63%	08/01/26	563,000	561,593
Penske Automotive Group, Inc.	USD	5.38%	12/01/24	563,000	563,000
PGT Escrow Issuer, Inc.(g)	USD	6.75%	08/01/26	248,000	258,540
Pioneer Holdings LLC / Pioneer Finance Corp.(g)	USD	9.00%	11/01/22	1,334,000	1,357,345
Post Holdings, Inc.(g)	USD	5.00%	08/15/26	250,000	244,063
Post Holdings, Inc.(g)	USD	5.75%	03/01/27	121,000	122,059
Prestige Brands, Inc.(g)	USD	6.38%	03/01/24	149,000	152,353
Prime Security Services Borrower LLC / Prime Finance, Inc.(d)(g)	USD	5.25%	04/15/24	532,000	533,330
Prime Security Services Borrower LLC / Prime Finance, Inc.(d)(g)	USD	5.75%	04/15/26	532,000	533,330
PVH Corp.(g)	EUR	3.13%	12/15/27	242,000	276,562
QEP Resources, Inc.	USD	5.63%	03/01/26	750,000	682,500

	Currency	Rate	Maturity	Principal	Value (Note 2)
CORPORATE BONDS (continued)
Radiate Holdco LLC / Radiate Finance, Inc.(g)	USD	6.63%	02/15/25	177,000	$171,690
Radiate Holdco LLC / Radiate Finance, Inc.(g)	USD	6.88%	02/15/23	59,000	58,705
Radisson Hotel Holdings AB(g)	EUR	6.88%	07/15/23	276,000	337,176
Range Resources Corp.	USD	5.00%	03/15/23	500,000	491,875
RBS Global, Inc. / Rexnord LLC(g)	USD	4.88%	12/15/25	220,000	218,350
Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	USD	4.88%	06/01/23	135,000	126,225
Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	USD	9.38%	04/01/27	226,000	231,933
Sabre GLBL, Inc.(g)	USD	5.25%	11/15/23	250,000	256,250
Sabre GLBL, Inc.(g)	USD	5.38%	04/15/23	250,000	256,795
Sally Holdings LLC / Sally Capital, Inc.	USD	5.63%	12/01/25	250,000	249,375
Scientific Games International, Inc.(g)	EUR	3.38%	02/15/26	127,000	138,153
Scientific Games International, Inc.(g)	USD	5.00%	10/15/25	255,000	250,538
Scientific Games International, Inc.(g)	USD	8.25%	03/15/26	984,000	1,006,139
ServiceMaster Co. LLC(g)	USD	5.13%	11/15/24	705,000	709,406
Sirius XM Radio, Inc.(g)	USD	3.88%	08/01/22	76,000	75,810
Sirius XM Radio, Inc.(g)	USD	5.00%	08/01/27	625,000	627,719
SM Energy Co.	USD	5.00%	01/15/24	95,000	88,350
SM Energy Co.	USD	5.63%	06/01/25	625,000	581,025
Sophia LP / Sophia Finance, Inc.(g)	USD	9.00%	09/30/23	250,000	260,625
Sprint Corp.	USD	7.88%	09/15/23	615,000	647,288
SPX FLOW, Inc.(g)	USD	5.88%	08/15/26	170,000	171,700
SRC Energy, Inc.	USD	6.25%	12/01/25	387,000	347,449
SRS Distribution, Inc.(g)	USD	8.25%	07/01/26	614,000	592,509
SS&C Technologies, Inc.(g)	USD	5.50%	09/30/27	518,000	524,151
Stevens Holding Co., Inc.(g)	USD	6.13%	10/01/26	58,000	60,030
Summit Materials LLC / Summit Materials Finance Corp.(g)	USD	5.13%	06/01/25	386,000	373,455
Summit Materials LLC / Summit Materials Finance Corp.(g)	USD	6.50%	03/15/27	625,000	631,250
Talos Production LLC / Talos Production Finance, Inc., Series WI	USD	11.00%	04/03/22	705,000	744,656
Tenet Healthcare Corp.(g)	USD	6.25%	02/01/27	853,000	886,054
Titan Acquisition Ltd. / Titan Co-Borrower LLC(g)	USD	7.75%	04/15/26	786,000	679,890
T-Mobile USA, Inc.	USD	6.38%	03/01/25	1,125,000	1,174,274
T-Mobile USA, Inc.	USD	6.50%	01/15/26	250,000	267,500
TransDigm, Inc.(g)	USD	6.25%	03/15/26	825,000	858,000
TransDigm, Inc.	USD	6.38%	06/15/26	295,000	293,112
TransDigm, Inc.	USD	6.50%	07/15/24	115,000	118,594
TransDigm, Inc.	USD	6.50%	05/15/25	177,000	180,336
TriMas Corp.(g)	USD	4.88%	10/15/25	184,000	181,585
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.(g)	USD	5.38%	09/01/25	411,000	390,964
Ultra Resources, Inc.(g)	USD	7.13%	04/15/25	168,000	36,120
Ultra Resources, Inc.(e)	USD	11.00% Cash and 0.25% PIK	07/12/24	293,400	174,573
United Continental Holdings, Inc.	USD	5.00%	02/01/24	682,000	688,820
United Rentals North America, Inc.	USD	5.50%	05/15/27	625,000	632,813
Venator Finance Sarl / Venator Materials LLC(g)	USD	5.75%	07/15/25	1,102,000	972,514
ViaSat, Inc.(g)	USD	5.63%	09/15/25	470,000	452,375
ViaSat, Inc.(g)	USD	5.63%	04/15/27	286,000	291,751
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.(g)	USD	9.75%	04/15/23	401,000	332,830
W/S Packaging Holdings, Inc.(g)	USD	9.00%	04/15/23	500,000	525,000
Wabash National Corp.(g)	USD	5.50%	10/01/25	625,000	585,938
William Carter Co.(g)	USD	5.63%	03/15/27	287,000	297,763
XPO Logistics, Inc.(g)	USD	6.50%	06/15/22	384,000	393,888
XPO Logistics, Inc.(g)	USD	6.75%	08/15/24	1,604,000	1,640,090

	Currency	Rate	Maturity	Principal	Value (Note 2)
CORPORATE BONDS (continued)
Zayo Group LLC / Zayo Capital, Inc.(g)	USD	5.75%	01/15/27	500,000	$500,150
Zayo Group LLC / Zayo Capital, Inc.	USD	6.38%	05/15/25	500,000	504,375
Ziggo Bond Co. BV(g)	USD	6.00%	01/15/27	545,000	524,563
TOTAL CORPORATE BONDS
(Cost $74,298,965)					73,199,051

CONVERTIBLE CORPORATE BONDS (0.10%)(f)
Whiting Petroleum Corp.	USD	1.25%	04/01/20	245,000	237,445
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $236,942)					237,445

COLLATERALIZED LOAN OBLIGATIONS (6.67%)(g)
DEBT (2.59%)(a)
ARES XLVII CLO, Ltd., Series 2018-47A	USD	3M US L + 5.50%	04/15/30	300,000	281,788
BlueMountain CLO 2016-3, Ltd., Series 2018-3A	USD	3M US L + 5.95%	11/15/30	300,000	289,987
CIFC Funding 2014-II-R, Ltd., Series 2018-2RA	USD	3M US L + 5.69%	04/24/30	300,000	278,023
Dryden 37 Senior Loan Fund, Series 2017-37A	USD	3M US L + 5.15%	01/15/31	300,000	276,874
Greenwood Park CLO, Ltd., Series 2018-1A	USD	3M US L + 4.95%	04/15/31	300,000	272,907
Mountain View CLO 2015-9, Ltd., Series 2018-9A	USD	3M US L + 6.08%	07/15/31	700,000	657,082
Neuberger Berman CLO XXII, Ltd., Series 2018-22A	USD	3M US L + 6.06%	10/17/30	300,000	286,544
Sound Point CLO II, Ltd., Series 2018-1A	USD	3M US L + 5.50%	01/26/31	300,000	279,622
Symphony CLO XIX, Ltd., Series 2018-19A	USD	3M US L + 5.20%	04/16/31	300,000	275,963
Symphony CLO XV, Ltd., Series 2018-15A	USD	3M US L + 6.33%	01/17/32	1,000,000	978,079
Symphony CLO XX, Ltd., Series 2019-20A	USD	3M US L + 6.29%	01/16/32	400,000	385,121
Venture 32 CLO, Ltd., Series 2018-32A	USD	3M US L + 5.75%	07/18/31	300,000	276,139
Venture 33 CLO, Ltd., Series 2018-33A	USD	3M US L + 5.95%	07/15/31	200,000	186,555
Venture 34 CLO, Ltd., Series 2018-34A	USD	3M US L + 6.13%	10/15/31	200,000	191,376
Venture 36 CLO, Ltd., Series 2019-36A(d)	USD	L + 6.92%	04/20/32	300,000	285,000
Venture XXII CLO, Ltd., Series 2018-22A	USD	3M US L + 5.65%	01/15/31	300,000	273,699
Voya CLO, Ltd., Series 2018-4	USD	3M US L + 6.30%	01/15/32	600,000	576,620
					6,051,379
EQUITY (4.08%)(h)
BlueMountain CLO XXII, Ltd., Series 2018-22A	USD	9.97%	07/15/31	700,000	589,263
CARLYLE US CLO 2017-5, Ltd., Series 2017-5A	USD	10.08%	01/20/30	700,000	651,089
CIFC Funding 2018-II, Ltd., Series 2018-2A	USD	12.50%	04/20/31	300,000	283,851
CIFC Funding 2019-I, Ltd., Series 2019-1A	USD	7.79%	04/20/32	1,100,000	851,510
CIFC Funding, Ltd., Series 2018-1A	USD	12.44%	04/18/31	200,000	191,534
Dryden 40 Senior Loan Fund, Series 2015-40A	USD	10.61%	08/15/31	800,000	533,248
Dryden, Ltd., Series 2018-64A	USD	11.15%	04/18/31	900,000	723,427
Madison Park Funding XXI, Ltd., Series 2016-21A	USD	5.21%	07/25/29	500,000	415,211
Madison Park Funding, Ltd., Series 2017-26A	USD	3.11%	07/29/47	500,000	332,734
Midocean Credit CLO, Ltd., Series 2018-8A	USD	12.39%	02/20/31	300,000	254,290
Octagon Investment Partners 37, Ltd., Series 2018-2A	USD	13.00%	07/25/30	1,000,000	990,133
OZLM XIX, Ltd., Series 2017-19A	USD	9.39%	11/22/30	1,100,000	871,311
Sound Point CLO, Ltd., Series 2017-3A	USD	10.90%	10/20/30	600,000	561,971
Sound Point CLO, Ltd., Series 2018-2A	USD	11.58%	07/26/31	500,000	491,939
Venture CDO, Ltd., Series 2017-30A	USD	11.28%	01/15/31	600,000	520,693
Vibrant CLO VIII, Ltd., Series 2018-8A	USD	10.72%	01/20/31	500,000	417,156
Voya, Ltd., Series 2017-1A	USD	10.00%	04/17/30	505,000	378,990

	Currency	Rate	Maturity	Principal	Value (Note 2)
COLLATERALIZED LOAN OBLIGATIONS (continued)
Voya, Ltd., Series 2018-1A	USD	11.41%	04/19/31	500,000	$480,457
					9,538,807
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $15,376,020)					15,590,186

				Shares
COMMON STOCKS (0.01%)
Kosmos Energy, Ltd(i)	USD			528	3,289
Kosmos Energy, Ltd(i)(j)	USD			165	925
PacificCo(j)	USD			1,260	28,351
TOTAL COMMON STOCKS
(Cost $388,856)					32,565

EQUITY INTEREST (1.26%)(b)
Bain Capital Credit CC Fund(j)(k)	USD			2,627	2,508,734
GIACF Grammer Equity Holdings, LLC - Common Stock(j)(l)	USD			50,000	50,000
GIACF Grammer Equity Holdings, LLC - Preferred Stock (10.00% PIK)(e)(l)	USD			500	50,000
GIACF Grammer Equity Holdings, LLC - Warrants(j)(l)	USD			10,151	–
Toro Private Investments II, L.P.(i)(j)(m)	USD			324,324	324,324
TOTAL EQUITY INTEREST
(Cost $3,051,206)					2,933,058

EXCHANGE TRADED FUNDS (1.28%)
Invesco Senior Loan ETF	USD			65,160	1,475,222
iShares iBoxx High Yield Corporate Bond ETF	USD			17,399	1,504,492
TOTAL EXCHANGE TRADED FUNDS
(Cost $3,002,834)					2,979,714

TOTAL INVESTMENTS (98.79%)
(Cost $233,660,666)					$230,817,342

Other Assets In Excess Of Liabilities (1.21%)					2,829,074
NET ASSETS (100.00%)					$233,646,416

Libor Rates:
3M CDOR - 3 Month CDOR as of March 31, 2019 was 2.02%
1M EUR L - 1 Month EURIBOR as of March 31, 2019 was -0.42%
3M EUR L - 3 Month EURIBOR as of March 31, 2019 was -0.35%
6M EUR L - 6 Month EURIBOR as of March 31, 2019 was -0.31%
1M GBP L - 1 Month POUND LIBOR as of March 31, 2019 was 0.73%.
3M GBP L - 3 Month POUND LIBOR as of March 31, 2019 was 0.85%.
1M US L - 1 Month LIBOR as of March 31, 2019 was 2.49%
3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	This investment is classified as a Level 3 asset, and such classification was a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs (see note 2).

(c)	A portion of this position or the entire position was not funded as of March 31, 2019. The Fund had approximately $1,478,167 at par value in unfunded commitments pursuant to Delayed Draw Term Loan facilities and unused Revolver capacities. The Schedule of Investments records each of these investments as fully funded and accordingly, a corresponding payable for investments purchased has also been recorded which represents the actual unfunded amount on the balance sheet date.
(d)	All or a portion of this position has not settled as of March 31, 2019. The interest rate shown represents the stated spread over the applicable London Interbank Offered Rate ("LIBOR" or "L") or Euro Interbank Offered Rate ("EURIBOR" or "EUR L"); the Fund will not accrue interest until the settlement date, at which point LIBOR or EURIBOR will be established. If the position is partially settled, the reference rate and floor shown is applicable to the settled portion.
(e)	Paid in kind security, which may pay interest in additional par.
(f)	Fixed rate security.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the aggregate market value of those securities was $74,947,434, representing 32.08% of net assets.
(h)	CLO subordinated notes, income notes, and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the Fund's CLO equity positions are updated at least once a quarter. The estimated yield and investment cost may ultimately not be realized.
(i)	These assets are subject to certain legal restrictions and as such the Fund is restricted from selling or otherwise disposing of these assets (including sales pursuant to Rule 144A) for a certain period of time.
(j)	Non-income producing security.
(k)	The Fund's interest in this investment is held through a wholly owned subsidiary of the Fund, GIACF Alternative Holdings, LLC, a Cayman Islands company formed to effect certain non-performing loan investments for the Fund.
(l)	The Fund's interest in this investment is held through a wholly owned subsidiary of the Fund, GIACF Grammer Equity Holdings, LLC.
(m)	The Fund’s interest in this investment is held through a subsidiary substantially owned by the Fund, Bos Taurus Holdings III, LLC.

Common Abbreviations:
CDOR - Canadian Dollar Offered Rate
EURIBOR - Euro InterBank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnerships
PIK - Payment in Kind

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2019	Fund Delivering	U.S. $ Value at March 31, 2019	Unrealized Appreciation/ (Depreciation)

Bank of New York	06/03/19	USD	2,226,482	CAD	2,210,982	$15,500
Bank of New York	04/08/19	USD	13,808,240	EUR	13,658,653	149,587
Bank of New York	04/05/19	USD	1,928,150	GBP	1,901,866	26,284
Bank of New York	04/08/19	USD	3,316,741	GBP	3,283,172	33,569
						$224,940

See Notes to Quarterly Consolidated Portfolio of Investments.

Griffin Institutional Access Credit Fund

Notes to Quarterly Consolidated Portfolio of Investments

March 31, 2019 (Unaudited)

1. ORGANIZATION

Griffin Institutional Access Credit Fund (the “Fund”) is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund engages in a continuous offering of shares and operates as an interval fund that offers quarterly repurchases of shares at net asset value. The Fund’s SEC registered investment adviser is Griffin Capital Credit Advisor, LLC (the “Adviser”). BCSF Advisors, LP (the “Sub-Adviser”), an affiliate of Bain Capital Credit, LP, serves as the Fund’s sub-adviser. The investment objective of the Fund is to generate a return comprised of both current income and capital appreciation with an emphasis on current income with low volatility and low correlation to the broader markets. The Fund pursues its investment objective by investing in a range of secured and unsecured debt obligations which may be syndicated, consisting of U.S. high yield securities, global high yield securities and other fixed-income and fixed-income related securities, including direct originated debt obligations, non-performing loans (“NPL”), and collateralized loan obligations.

The Fund was organized as a statutory trust on April 5, 2016 under the laws of the State of Delaware. The Fund commenced operations on April 3, 2017 and is authorized to issue an unlimited number of shares with no par value.

The Fund currently offers Class A, Class C, Class I and Class L shares. Class A, Class C and Class I shares commenced operations on April 3, 2017. Class L shares commenced operations on September 5, 2017. Effective September 29, 2017 Griffin Capital BDC Corp., formerly known as Griffin-Benefit Street Partners BDC Corp. (the “BDC”) transferred all of its assets to the Fund, in exchange for Class F shares of the Fund and the Fund assumed all of the liabilities of the BDC (the “Reorganization”). Class F Shares commenced operations on September 25, 2017 and were offered in conjunction with the Reorganization. Class F shares are no longer offered except for reinvestment of dividends. Class A and L shares are offered subject to a maximum sales charge of 5.75% and 4.25%, respectively, of their offering price. Class C and Class I shares are offered at net asset value per share. Class C shares may be subject to a 1.00% contingent deferred sales charge on shares redeemed during the first 365 days after their purchase. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated schedule of investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946 – Financial Services – Investment Companies. The preparation of the consolidated portfolio of investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated schedule of investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Consolidation of GIACF Alternative Holdings, LLC – GIACF Alternative Holdings, LLC, (the “NPL Subsidiary”), a Cayman Islands exempted company and wholly owned subsidiary of the Fund, was formed on September 18, 2018. The NPL Subsidiary acts as an investment vehicle for the Fund in order to effect certain NPL investments for the Fund. The Fund is the managing and sole member of the NPL Subsidiary pursuant to a limited liability agreement dated September 18, 2018. The Fund will remain the sole member and will continue to wholly own and control the NPL Subsidiary. As a wholly owned subsidiary of the Fund, all investments held by the NPL Subsidiary are disclosed in the Consolidated Portfolio of Investments. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in the NPL Subsidiary. As of March 31, 2019, total assets of the Fund were $275,193,243 of which $2,508,734 or 0.91% represented net assets of the NPL Subsidiary.

The NPL Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the NPL Subsidiary is a Controlled Foreign Corporation, which generates and is allocated no income that is considered effectively connected with U.S. trade of business and, as such, is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the NPL Subsidiary’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Valuation – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, and consistent with the Fund’s Valuation Policy, portfolio securities of the Fund are valued at their current market values determined on the basis of readily available market quotations. Market quotations are obtained from independent pricing services approved by the Board of Trustees (the “Trustees”). If market quotations are not readily available, securities are valued at fair value in good faith pursuant to procedures adopted by the Trustees. The Trustees have delegated the day to day responsibility for determining fair valuation to the Fair Value Pricing Committee in accordance with the Valuation Policy approved by the Trustees. There is no single standard for determining fair value of a security. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser and Sub-Adviser, together with the Fair Value Pricing Committee, may consider several factors as relevant, including but not limited to: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values, yields, and current pricing of securities that have comparable characteristics; (3) knowledge of current and historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, including enterprise value of portfolio company, relevant credit market indices, and credit quality. The Adviser and Sub-Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer. The Fair Value Pricing Committee will give consideration to all factors which might reasonably affect the fair value of an investment. The Fund has retained the services of one or more independent third-party valuation specialists to assist the Fair Value Pricing Committee in determining the fair value of certain securities for which market quotations are not available. The independent third-party valuation specialist provides the Fair Value Pricing Committee with a valuation report that includes a description of the methodology used to measure fair value and the analysis and calculations supporting its conclusion. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The Adviser will provide the Trustees with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any. To the extent deemed necessary by the Adviser, the Trustees will review any securities valued by the Adviser in accordance with the Fund’s Valuation Policy and procedures.

Fair Value Measurements – In accordance with ASC Topic 820 – Fair Value Measurement and Disclosures, a three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value, as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans	$–	$120,416,881	$15,428,442	$135,845,323
Corporate Bonds	–	73,199,051	–	73,199,051
Convertible Corporate Bonds	–	237,445	–	237,445
Collateralized Loan Obligations	–	15,590,186	–	15,590,186
Common Stocks	–	32,565	–	32,565
Equity Interest	–	–	2,933,058	2,933,058
Exchange Traded Funds	2,979,714	–	–	2,979,714
Total	$2,979,714	$209,476,128	$18,361,500	$230,817,342
Other Financial Instruments*
Assets:
Forward Foreign Currency Contracts	$–	$224,940	$–	$224,940
Total	$–	$224,940	$–	$224,940

*	Other financial instruments are derivative instruments reflected in the Consolidated Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value.

The changes of fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of December 31, 2018	Accrued Discount/ Premium	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2019	Net change in unrealized appreciation/ (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at March 31, 2019
Bank Loans	$13,505,046	$8,129	$378	$22,673	$1,921,369	$(29,153)	$-	$-	$15,428,442	$49,015
Equity Interest	2,667,450	-	(169)	(53,506)	324,324	(5,041)	-	-	2,933,058	(53,506)
	$16,172,496	$8,129	$209	$(30,833)	$2,245,693	$(34,194)	$-	$-	$18,361,500	$(4,491)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2019:

Quantitative Information about Level 3 Fair Value Measurements

					Range
Asset Class	Fair Value (USD)		Valuation Technique	Unobservable Inputs(a)	Minimum		Maximum		Weighted Average

Bank Loans	$13,520,104		Comparative Yield	Yield	6.50%		12.25%		8.88%
Bank Loans	$1,908,338	(b)	Purchase Price	Purchase Price	$97.50		$97.50		$97.50
Equity Interest	$100,000		Enterprise Value	EBITDA Multiple	7.0	x	8.0	x	7.5	x
Equity Interest	$2,508,734		Recent Transaction	Recent Transaction Price	$100		$100		$100
Equity Interest	$324,324	(b)	Purchase Price	Purchase Price	$100		$100		$100

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Purchase Price	N/A	N/A
Recent Transaction Price	N/A	N/A

(b)	Investments acquired during the quarter ended March 31, 2019.

The Fund utilized the comparative yield technique and the enterprise value technique to determine the fair value of certain Level 3 assets as of March 31, 2019. The significant unobservable input used in the comparative yield analysis is yield. The comparative yield valuation technique measures fair value of an investment based upon an assessment of expected market yields of other businesses of similar size in the same industry.

The significant unobservable input used in the enterprise value approach is the EBITDA multiple. EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies. The multiple is used to estimate the enterprise value of the underlying investment.

Generally, new investments not valued by an independent pricing service are held at purchase price initially until the investment has been held by the Fund for a full quarter. The investment is generally transitioned to an independent third-party valuation specialist to assist the Fair Value Pricing Committee in determining the application of a valuation methodology at the next valuation date. The Fair Value Pricing Committee will convene if there has been a material change to the underlying company, industry or market between the time of investment and the valuation date.

Investment Transactions – Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. EST).

Foreign Securities – The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Loan Participation and Assignments – The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from lenders they acquire direct rights against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a fee based on the undrawn portion of the underlying line of credit of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the three months ended March 31, 2019, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense. At March 31, 2019, the Fund had $1,478,167 at par value in unfunded loan commitments.

3. DERIVATIVE TRANSACTIONS

The Fund’s investment objectives allow the Fund to enter into various types of derivative contracts such as forward foreign currency contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure only on certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. As of March 31, 2019, the Fund’s use of derivatives is currently limited to forward foreign currency contracts as outlined in the ‘Outstanding Forward Foreign Currency Contracts’ table on page 12 of the Consolidated Portfolio of Investments.

Risk of Investing in Derivatives – The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Forward Foreign Currency Contracts – The Fund engaged in currency transactions with counterparties during the three months ended March 31, 2019 to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to gain or reduce exposure to certain currencies. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. The fair value of the Fund’s forward foreign currency contracts are obtained from an independent pricing service.